Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep 30, 2012
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Jan 28, 2013
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX

SunAmerica International Dividend Strategy Fund
SunAmerica International Dividend Strategy Fund

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 25, 2013 to the Prospectus

dated January 28, 2013, as supplemented to date

The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

Effective May 1, 2013, all references to redemption and exchange fees in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
SunAmerica International Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 25, 2013 to the Prospectus

dated January 28, 2013, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

Effective May 1, 2013, all references to redemption and exchange fees in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SunAmerica Japan Fund
SunAmerica Japan Fund

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 25, 2013 to the Prospectus

dated January 28, 2013, as supplemented to date

The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

Effective May 1, 2013, all references to redemption and exchange fees in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
SunAmerica Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Dividend Strategy Fund

SunAmerica Japan Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated April 25, 2013 to the Prospectus

dated January 28, 2013, as supplemented to date

Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the Trust approved the termination of the 2.00% redemption and exchange fees applicable to the Class A shares of the Funds, effective May 1, 2013. Accordingly, the Funds will no longer assess a redemption or exchange fee on redemptions or exchanges of shares that occur on or after May 1, 2013.

Effective May 1, 2013, all references to redemption and exchange fees in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013